Filed under Rule 497(k)
SUNAMERICA SERIES TRUST	Registration No. 33-52742
SunAmerica Dynamic Allocation Portfolio

Supplement dated February 16, 2016 to the Summary Prospectus dated May 1, 2015, as supplemented and amended to Date

The following change is effective immediately:

In the Portfolio Summary, in the Investment Adviser section, all reference to Michael L. Mon is deleted in its entirety from the information about the current portfolio managers for AllianceBernstein, L.P.

Please retain this supplement for future reference.